Loan and Security Agreement and Convertible Notes - 2018 Securities Purchase Agreement in Private Placement and Amendment to Warrants (Details) - USD ($)			12 Months Ended
	Nov. 07, 2018	Jun. 13, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 26, 2018
Debt Instrument [Line Items]
Face value of loan				$ 50,000,000
Debt discount allocated to warrant			$ 12,700,000	12,669,000
Debt beneficial conversion feature			32,100,000	32,062,000
Warrants issued in connection with convertible notes			9,646,000	12,669,000
Loss on debt extinguishment			8,089,000	4,275,000	$ 222,000
Long-term debt				5,211,000
Long-term debt, excluding current maturities			223,136,000	5,211,000
Convertible Debt
Debt Instrument [Line Items]
Face value of loan			37,849,000
Debt discount allocated to warrant			14,804,000
Loss on debt extinguishment	$ 6,100,000
Long-term debt			23,560,000
Interest expense			1,000,000
Convertible Debt | March 2018 Notes
Debt Instrument [Line Items]
Face value of loan						$ 120,500,000
Convertible Debt | March 2018 Notes, Amendment
Debt Instrument [Line Items]
Face value of loan		$ 37,848,750
If converted - outstanding principal threshold amount						$ 4,000,000
Debt conversion price (USD per share)						$ 7.0125
Debt discount allocated to warrant		21,600,000
Debt beneficial conversion feature		12,000,000
June 2018 Warrants | Convertible Debt | March 2018 Notes, Amendment
Debt Instrument [Line Items]
Debt discount allocated to warrant		$ 9,600,000
June 2018 Warrants, Amendment
Debt Instrument [Line Items]
Warrants issued in connection with convertible notes			1,916,000	$ 0	$ 0
Private Placement | March 2018 Warrant
Debt Instrument [Line Items]
Number of common stock shares called by warrants (in shares)						8,591,794
Warrant exercise price per share (USD per share)		$ 8.77
Private Placement | June 2018 Warrants
Debt Instrument [Line Items]
Number of common stock shares called by warrants (in shares)		2,698,662
Warrant exercise price per share (USD per share)						$ 3.28
Private Placement | June 2018 Warrants, Amendment
Debt Instrument [Line Items]
Warrant exercise price per share (USD per share)	$ 3.28
Warrants issued in connection with convertible notes			1,900,000
Fair Value | Significant Other Observable Inputs (Level 2) | Convertible Debt
Debt Instrument [Line Items]
Long-term debt, fair value disclosure	$ 23,100,000		15,800,000
Carrying value | Significant Other Observable Inputs (Level 2) | Convertible Debt
Debt Instrument [Line Items]
Long-term debt, fair value disclosure	$ 17,000,000		$ 23,600,000